Schedule of investments
Delaware Smid Cap Growth Fund	December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 100.08%♦
Communication Services — 3.17%
Live Nation Entertainment †	399,959	$ 47,871,093
Match Group †	619,313	81,904,144
		129,775,237
Consumer Discretionary — 20.37%
Chewy Class A †	2,509,349	147,976,311
Deckers Outdoor †	184,192	67,471,371
Etsy †	703,523	154,029,326
On Holding Class A †	1,426,230	53,925,756
Planet Fitness Class A †	451,505	40,897,323
TopBuild †	581,201	160,359,168
Ulta Beauty †	1,760	725,718
Wingstop	113,415	19,598,112
YETI Holdings †	2,296,124	190,187,951
		835,171,036
Financials — 1.82%
Trupanion †	566,181	74,752,877
		74,752,877
Healthcare — 29.93%
Exact Sciences †	1,075,178	83,681,104
Figs Class A †	5,345,676	147,326,831
Inari Medical †	2,717,368	248,014,177
Inspire Medical Systems †	691,643	159,119,389
Invitae †	4,630,161	70,702,558
Novocure †	310,454	23,308,886
Pacira BioSciences †	3,073,213	184,915,226
Progyny †	4,096,525	206,260,034
Quanterix †	2,441,824	103,533,338
		1,226,861,543
Industrials — 9.51%
Lyft Class A †	1,436,259	61,371,347
SiteOne Landscape Supply †	690,653	167,331,409
Trex †	1,194,735	161,325,067
		390,027,823
Information Technology — 35.28%
Arista Networks †	1,307,218	187,912,587
Avalara †	922,323	119,081,122
Bill.com Holdings †	762,799	190,051,371
EPAM Systems †	83,112	55,556,216
HubSpot †	87,124	57,427,785
NQ-016 [12/21] 2/22 (2028205)    1

Schedule of investments
Delaware Smid Cap Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Lattice Semiconductor †	2,382,380	$ 183,586,203
Monolithic Power Systems	206,249	101,748,819
Okta †	659,048	147,738,790
Shift4 Payments Class A †	1,981,278	114,775,435
Sprout Social Class A †	1,250,866	113,441,038
Trade Desk Class A †	1,911,266	175,148,416
		1,446,467,782
Total Common Stock (cost $3,561,946,010)		4,103,056,298
Total Value of Securities—100.08% (cost $3,561,946,010)		4,103,056,298

Liabilities Net of Receivables and Other Assets—(0.08%)		(3,285,024)
Net Assets Applicable to 135,956,360 Shares Outstanding—100.00%		$4,099,771,274
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
2    NQ-016 [12/21] 2/22 (2028205)